     Supplement to Prospectus Dated May 1, 2000 for Pacific Select Exec II
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated August 28, 2000:

                      ---------------------------------------------------------
Two new variable       The two new investment options are added to the chart
investment options     on page 1 of the prospectus.
are available

 . Strategic Value
 . Focused 30

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              There will be no charge on transfers for at least 60
                       days from that date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                       All references to the Bond and Income variable account, investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 22 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
An overview of         Other expenses
Pacific Select Exec    The table also shows the fund expenses for each
II: Fees and           portfolio based on expenses in 1999, adjusted to
expenses paid by       reflect recently reduced custody fees. To help limit
the Pacific Select     fund expenses, effective July 1, 2000 we have
Fund: Other            contractually agreed to waive all or part of our
expenses is            investment advisory fees or otherwise reimburse each
replaced               portfolio for operating expenses (including
                       organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for the Strategic Value and Focused 30 portfolios, that do not exceed the previously established 0.25% expense cap.
                       Any amounts repaid to us will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

Supplement dated October 2, 2000
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
                   -----------------------------------------------------------------------
                                                                   Less
                                       Advisory Other    Total     adviser's     Total net
                   Portfolio           fee      expenses expenses+ reimbursement expenses
                   -----------------------------------------------------------------------
                                           As an annual % of average daily net assets
                   Aggressive Equity   0.80     0.04     0.84       --           0.84
                   Emerging
                    Markets/1/         1.10     0.19     1.29       --           1.29
                   Diversified
                    Research/2/        0.90     0.05     0.95       --           0.95
                   Small-Cap Equity    0.65     0.04     0.69       --           0.69
                   International
                    Large-Cap/2/       1.05     0.10     1.15       --           1.15
                   Equity              0.65     0.03     0.68       --           0.68
                   I-Net
                    Tollkeeper/2/      1.50     0.14     1.64      (0.04)        1.60
                   Multi-Strategy      0.65     0.04     0.69       --           0.69
                   Equity Income       0.65     0.04     0.69       --           0.69
                   Strategic Value/2/
                                       0.95     0.08     1.03       --           1.03
                   Growth LT           0.75     0.03     0.78       --           0.78
                   Focused 30/2/       0.95     0.08     1.03       --           1.03
                   Mid-Cap Value       0.85     0.07     0.92       --           0.92
                   Equity Index/3/     0.25     0.04     0.29       --           0.29
                   Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                   REIT                1.10     0.15     1.25      (0.05)        1.20
                   International
                    Value              0.85     0.09     0.94       --           0.94
                   Government
                    Securities         0.60     0.05     0.65       --           0.65
                   Managed Bond/1/     0.60     0.05     0.65       --           0.65
                   Money Market/1/     0.35     0.04     0.39       --           0.39
                   High Yield Bond/1/
                                       0.60     0.05     0.65       --           0.65
                   Large-Cap Value     0.85     0.08     0.93       --           0.93
                   -----------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

           THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
PORTFOLIO  INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER

Strategic  Long-term growth of          Common stocks with the potential   Janus Capital
 Value     capital.                     for long-term growth of capital.   Corporation

Focused    Long-term growth of          Common stocks selected for their   Janus Capital
 30        capital.                     growth potential.                  Corporation

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions           By the end of the year, certain registered
                       representatives will be able to give us instructions
We expect to make      electronically if authorized by you. You may appoint
the electronic         your registered representative to give us instructions
transaction feature    on your behalf by completing and filing an updated
available by the       telephone and electronic authorization with us.
end of 2000. Please
ask your registered    Transactions made electronically will be subject to the
representative for     same procedures, restrictions and risks as those made
more information.      by telephone. Sometimes your electronic transactions
                       will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

                      ---------------------------------------------------------
The death benefit:     In New Jersey, the Accounting benefit rider is known as
Optional riders is     the Term insurance rider.
amended

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